Share capital - Narrative (Details) - Ordinary shares issue mandate € / shares in Units, € in Millions, shares in Millions	May 18, 2021 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Common stock, value authorised | €	€ 182.1
Common stock, shares authorised (in shares) | shares	2,602
Par value per share (in eur per share) | € / shares	€ 0.07